Quarterly Holdings Report
for
Fidelity® Blue Chip Growth ETF
October 31, 2023
GTF-NPRT1-1223
1.9897896.103
Common Stocks - 99.3%
	Shares	Value ($)
COMMUNICATION SERVICES - 16.4%
Entertainment - 2.6%
Netflix, Inc. (a)	41,255	16,984,271
Roku, Inc. Class A (a)	8,613	513,076
Sea Ltd. ADR (a)	35,114	1,464,254
Take-Two Interactive Software, Inc. (a)	2,188	292,645
		19,254,246
Interactive Media & Services - 13.7%
Alphabet, Inc. Class A (a)	430,116	53,368,793
Meta Platforms, Inc. Class A (a)	121,319	36,549,775
Snap, Inc. Class A (a)	1,328,390	13,297,184
		103,215,752
Media - 0.0%
Charter Communications, Inc. Class A (a)	782	314,990
Wireless Telecommunication Services - 0.1%
T-Mobile U.S., Inc.	4,874	701,174
TOTAL COMMUNICATION SERVICES		123,486,162
CONSUMER DISCRETIONARY - 20.7%
Automobile Components - 0.1%
Aptiv PLC (a)	7,861	685,479
Automobiles - 2.1%
Rivian Automotive, Inc. (a)	131,943	2,140,115
Tesla, Inc. (a)	68,273	13,711,949
		15,852,064
Broadline Retail - 10.0%
Alibaba Group Holding Ltd. sponsored ADR (a)	30,441	2,512,600
Amazon.com, Inc. (a)	529,995	70,537,035
Dollarama, Inc.	5,003	341,651
Ollie's Bargain Outlet Holdings, Inc. (a)	9,440	729,146
PDD Holdings, Inc. ADR (a)	9,497	963,186
		75,083,618
Diversified Consumer Services - 0.1%
New Oriental Education & Technology Group, Inc. sponsored ADR (a)	15,807	1,035,200
Hotels, Restaurants & Leisure - 2.3%
Airbnb, Inc. Class A (a)	47,476	5,615,936
Caesars Entertainment, Inc. (a)	43,981	1,754,402
Chipotle Mexican Grill, Inc. (a)	847	1,645,043
Draftkings Holdings, Inc. (a)	37,685	1,040,860
Hilton Worldwide Holdings, Inc.	25	3,788
Light & Wonder, Inc. Class A (a)	4,527	330,969
Marriott International, Inc. Class A	8,581	1,618,033
McDonald's Corp.	3,412	894,524
Penn Entertainment, Inc. (a)	61,798	1,219,275
Restaurant Brands International, Inc.	7,078	475,439
Starbucks Corp.	18,892	1,742,598
Sweetgreen, Inc. Class A (a)	71,161	735,093
Yum! Brands, Inc.	1,842	222,624
		17,298,584
Specialty Retail - 3.8%
Abercrombie & Fitch Co. Class A (a)	47,799	2,907,135
American Eagle Outfitters, Inc.	200,621	3,504,849
Aritzia, Inc. (a)	16,227	252,401
Five Below, Inc. (a)	15,180	2,641,016
Lowe's Companies, Inc.	49,860	9,501,820
RH (a)	15,000	3,269,400
TJX Companies, Inc.	57,184	5,036,195
Warby Parker, Inc. (a)	104,629	1,358,084
Wayfair LLC Class A (a)	7,730	329,375
Williams-Sonoma, Inc.	49	7,362
		28,807,637
Textiles, Apparel & Luxury Goods - 2.3%
Crocs, Inc. (a)	18,434	1,646,525
Deckers Outdoor Corp. (a)	3,880	2,316,593
lululemon athletica, Inc. (a)	14,257	5,609,844
NIKE, Inc. Class B	64,754	6,654,769
On Holding AG (a)	11,629	298,516
PVH Corp.	11,485	853,910
		17,380,157
TOTAL CONSUMER DISCRETIONARY		156,142,739
CONSUMER STAPLES - 2.6%
Beverages - 1.3%
Boston Beer Co., Inc. Class A (a)	3,410	1,138,770
Celsius Holdings, Inc. (a)	52,352	7,962,216
PepsiCo, Inc.	3,881	633,690
		9,734,676
Consumer Staples Distribution & Retail - 0.9%
BJ's Wholesale Club Holdings, Inc. (a)	4,176	284,469
Dollar Tree, Inc. (a)	17,150	1,905,194
Maplebear, Inc.	10,135	249,625
Target Corp.	13,742	1,522,476
Walmart, Inc.	14,410	2,354,738
		6,316,502
Food Products - 0.1%
Lamb Weston Holdings, Inc.	6,063	544,457
The Hershey Co.	1,596	299,011
		843,468
Household Products - 0.1%
Procter & Gamble Co.	6,269	940,538
Personal Care Products - 0.2%
Estee Lauder Companies, Inc. Class A	4,707	606,591
Kenvue, Inc.	39,759	739,517
Oddity Tech Ltd.	7,777	198,702
		1,544,810
TOTAL CONSUMER STAPLES		19,379,994
ENERGY - 2.2%
Oil, Gas & Consumable Fuels - 2.2%
Antero Resources Corp. (a)	17,873	526,181
Cheniere Energy, Inc.	3,780	629,068
Diamondback Energy, Inc.	17,688	2,835,740
EOG Resources, Inc.	27,512	3,473,390
Exxon Mobil Corp.	21,819	2,309,541
Hess Corp.	26,095	3,768,118
Northern Oil & Gas, Inc.	6,640	254,578
Occidental Petroleum Corp.	31,549	1,950,044
Pioneer Natural Resources Co.	2,405	574,795
		16,321,455
FINANCIALS - 2.3%
Consumer Finance - 0.4%
American Express Co.	18,511	2,703,161
SoFi Technologies, Inc. (a)	39,764	300,218
		3,003,379
Financial Services - 1.9%
Berkshire Hathaway, Inc. Class B (a)	1,045	356,690
Block, Inc. Class A (a)	39,519	1,590,640
MasterCard, Inc. Class A	26,090	9,818,972
Visa, Inc. Class A	9,645	2,267,540
		14,033,842
TOTAL FINANCIALS		17,037,221
HEALTH CARE - 10.2%
Biotechnology - 1.6%
Alnylam Pharmaceuticals, Inc. (a)	11,687	1,774,087
Argenx SE ADR (a)	2,490	1,169,229
Ascendis Pharma A/S sponsored ADR (a)	1,781	159,061
Generation Bio Co. (a)	1,016	953
Gilead Sciences, Inc.	4,015	315,338
Karuna Therapeutics, Inc. (a)	2,311	385,036
Moonlake Immunotherapeutics (a)	6,984	361,841
Regeneron Pharmaceuticals, Inc. (a)	6,167	4,809,582
Vertex Pharmaceuticals, Inc. (a)	8,060	2,918,607
		11,893,734
Health Care Equipment & Supplies - 1.4%
Axonics Modulation Technologies, Inc. (a)	10,386	531,867
Boston Scientific Corp. (a)	50,277	2,573,680
DexCom, Inc. (a)	42,037	3,734,147
Insulet Corp. (a)	5,498	728,870
Shockwave Medical, Inc. (a)	7,036	1,451,245
Stryker Corp.	5,949	1,607,539
		10,627,348
Health Care Providers & Services - 2.9%
agilon health, Inc. (a)	2,897	52,146
Alignment Healthcare, Inc. (a)	7,799	53,657
Guardant Health, Inc. (a)	40,621	1,051,271
Humana, Inc.	5,428	2,842,589
Surgery Partners, Inc. (a)	12,728	294,399
UnitedHealth Group, Inc.	33,632	18,011,954
		22,306,016
Health Care Technology - 0.0%
Certara, Inc. (a)	68	829
Life Sciences Tools & Services - 0.4%
Danaher Corp.	10,227	1,963,789
ICON PLC (a)	461	112,466
Thermo Fisher Scientific, Inc.	2,607	1,159,515
		3,235,770
Pharmaceuticals - 3.9%
Eli Lilly & Co.	34,892	19,327,726
Novo Nordisk A/S Series B sponsored ADR	47,392	4,576,645
Zoetis, Inc. Class A	33,772	5,302,204
		29,206,575
TOTAL HEALTH CARE		77,270,272
INDUSTRIALS - 3.8%
Aerospace & Defense - 0.6%
Howmet Aerospace, Inc.	21,399	943,696
L3Harris Technologies, Inc.	2,256	404,749
Northrop Grumman Corp.	745	351,215
The Boeing Co. (a)	15,585	2,911,590
TransDigm Group, Inc. (a)	420	347,798
		4,959,048
Air Freight & Logistics - 0.0%
FedEx Corp.	1,177	282,598
Commercial Services & Supplies - 0.1%
ACV Auctions, Inc. Class A (a)	34,105	454,620
Electrical Equipment - 0.2%
Eaton Corp. PLC	4,685	974,058
Generac Holdings, Inc. (a)	2,937	246,914
		1,220,972
Ground Transportation - 2.7%
Avis Budget Group, Inc. (a)	50	8,140
Lyft, Inc. (a)	231,529	2,123,121
Uber Technologies, Inc. (a)	414,356	17,933,328
		20,064,589
Industrial Conglomerates - 0.0%
General Electric Co.	2,697	292,975
Trading Companies & Distributors - 0.2%
FTAI Aviation Ltd.	39,405	1,482,022
TOTAL INDUSTRIALS		28,756,824
INFORMATION TECHNOLOGY - 40.3%
Communications Equipment - 0.0%
Arista Networks, Inc. (a)	1,666	333,816
IT Services - 0.6%
MongoDB, Inc. Class A (a)	3,286	1,132,323
Okta, Inc. (a)	32,838	2,213,610
Shopify, Inc. Class A (a)	4,168	196,836
Snowflake, Inc. (a)	4,083	592,566
		4,135,335
Semiconductors & Semiconductor Equipment - 15.9%
Advanced Micro Devices, Inc. (a)	23,791	2,343,414
Arm Holdings Ltd. ADR	5,501	271,144
ASML Holding NV (depository receipt)	1,670	1,000,013
First Solar, Inc. (a)	1,821	259,401
GlobalFoundries, Inc. (a)	101,046	5,013,903
Impinj, Inc. (a)	3,252	210,112
Marvell Technology, Inc.	331,058	15,632,559
Monolithic Power Systems, Inc.	4,235	1,870,769
NVIDIA Corp.	175,791	71,687,570
NXP Semiconductors NV	62,064	10,701,696
ON Semiconductor Corp. (a)	81,304	5,092,883
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	43,914	3,790,217
Teradyne, Inc.	24,737	2,059,850
		119,933,531
Software - 13.5%
Adobe, Inc. (a)	2,091	1,112,537
Bill Holdings, Inc. (a)	17,532	1,600,496
Confluent, Inc. (a)	8,323	240,618
Datadog, Inc. Class A (a)	9,811	799,302
HubSpot, Inc. (a)	7,392	3,132,508
Intuit, Inc.	5,671	2,806,861
Microsoft Corp.	239,873	81,103,455
Oracle Corp.	6,318	653,281
Salesforce, Inc. (a)	37,081	7,446,977
ServiceNow, Inc. (a)	3,009	1,750,787
Zoom Video Communications, Inc. Class A (a)	19,993	1,199,180
		101,846,002
Technology Hardware, Storage & Peripherals - 10.3%
Apple, Inc.	449,483	76,758,212
Dell Technologies, Inc.	16,237	1,086,418
		77,844,630
TOTAL INFORMATION TECHNOLOGY		304,093,314
MATERIALS - 0.6%
Chemicals - 0.1%
Linde PLC	1,700	649,672
Metals & Mining - 0.5%
ATI, Inc. (a)	8,427	318,288
Carpenter Technology Corp.	11,736	736,082
Freeport-McMoRan, Inc.	79,409	2,682,436
		3,736,806
TOTAL MATERIALS		4,386,478
REAL ESTATE - 0.2%
Equity Real Estate Investment Trusts (REITs) - 0.1%
Welltower, Inc.	10,560	882,922
Real Estate Management & Development - 0.1%
Zillow Group, Inc. Class C (a)	13,168	477,340
TOTAL REAL ESTATE		1,360,262
TOTAL COMMON STOCKS (Cost $686,337,514)		748,234,721

TOTAL INVESTMENT IN SECURITIES - 99.3% (Cost $686,337,514)	748,234,721
NET OTHER ASSETS (LIABILITIES) - 0.7%	5,230,506
NET ASSETS - 100.0%	753,465,227

Legend

(a)	Non-income producing

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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